Cover	Dec. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 04, 2025
Registrant Name	BETA Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42932
Entity Tax Identification Number	83-1276474
Entity Address, Address Line One	1150 Airport Drive
Entity Address, City or Town	South Burlington,
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05403
City Area Code	(802)
Local Phone Number	281-3623
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BETA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001784570
Amendment Flag	false